Schedule of Broker Exercise Price (Details)		Dec. 31, 2025 $ / shares shares		Oct. 28, 2025 $ / shares shares	Aug. 31, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | (per share)				$ 5.25	$ 5.60
Number of broker options	[1]	760,768
Number of warrants exercisable		2,370,640	[1]	26,433
March 27, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	[2]	Mar. 27, 2026
Exercise price | $ / shares	[2]	$ 4.20
Number of broker options	[2]	32,718
Number of warrants exercisable	[2]	61,584
September 29, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	[1]	Sep. 29, 2027
Exercise price | $ / shares	[1]	$ 4.20
Number of broker options	[1]	728,050
Number of warrants exercisable	[1]	2,309,056

[1]	Exercisable into one share of common stock of the Company.
[2]	Exercisable into one March 2023 Unit.